Quarterly Report
January 31, 2024
MFS®  Core Bond Fund
MCB-Q3

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 100.1%
Asset-Backed & Securitized – 15.2%
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 8.096% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	$200,000	$193,353
Allegro CLO V Ltd., 2017-1A, “BR”, FLR, 7.026% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/16/2030 (n)	250,000	249,365
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.048% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	200,000	193,042
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	100,000	101,058
BDS 2021-FL10 Ltd., “A”, FLR, 6.519% ((SOFR - 1mo. + 0.11448%) + 1.07%), 6/16/2036 (n)	117,324	116,043
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	10,878	11,500
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.498% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	100,000	95,793
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	81,337	81,565
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	145,414	154,841
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	250,000	244,698
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	44,000	44,177
Dryden 68 CLO, Ltd., 2019-68A, “BR”, FLR, 7.276% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/15/2035 (n)	250,000	249,881
Dryden Senior Loan Fund, 2022-113A, “A1R”, CLO, FLR, 7.045% (SOFR - 3mo. + 1.63%), 10/20/2035 (n)	250,000	250,595
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	33,726	33,665
Empire District Bondco LLC, 4.943%, 1/01/2033	41,000	41,077
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	52,662	52,763
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	53,945	54,251
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	75,000	73,331
KREF 2018-FT1 Ltd., “A”, FLR, 6.516% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	200,000	197,311
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	100,000	100,234
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.448% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	100,000	96,580
MF1 2021-FL7 Ltd., “AS”, FLR, 6.899% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	250,000	243,692
MF1 2022-FL10 Ltd., “AS”, FLR, 8.524% (SOFR - 1mo. + 3.187%), 9/17/2037 (n)	250,000	250,013
MF1 2022-FL8 Ltd., “B”, FLR, 7.287% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	97,766
MF1 2023-FL12 LLC, FLR, “A”, 7.401% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	128,500	128,719
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	69,165	75,334
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	89,000	89,622
Palmer Square Loan Funding 2020-2A Ltd., “A1”, FLR, 6.429% ((SOFR - 3mo. + 0.26161%) + 0.8%), 5/20/2029 (n)	66,240	66,250
Ready Capital Mortgage Financing LLC, 2022-FL9, FLR, 8.447% (SOFR - 1mo. + 3.111%), 6/25/2037 (n)	250,000	249,999
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	10,825	10,814
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	250,000	242,793
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	250,000	242,246
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	165,327
Westlake Automobile Receivables Trust, 2022-3A, “A2”, 5.24%, 7/15/2025 (n)	9,587	9,583
		$4,507,281
Automotive – 0.8%
Lear Corp., 3.8%, 9/15/2027	$68,000	$65,656
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	200,000	167,527
		$233,183
Broadcasting – 0.7%
Walt Disney Co., 3.5%, 5/13/2040	$68,000	$56,436
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	161,000	138,391
		$194,827
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$198,000	$205,106
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	103,000	87,933
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	43,000	41,405
LPL Holdings, Inc., 6.75%, 11/17/2028	11,000	11,565
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	178,000	161,800
		$507,809
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$96,496

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 1.5%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$75,288
Equinix, Inc., 2.5%, 5/15/2031	69,000	58,608
Fiserv, Inc., 2.65%, 6/01/2030	88,000	77,389
Global Payments, Inc., 1.2%, 3/01/2026	87,000	80,373
Global Payments, Inc., 2.9%, 11/15/2031	77,000	65,629
Verisk Analytics, Inc., 5.75%, 4/01/2033	70,000	74,342
		$431,629
Cable TV – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$69,570
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	98,000	82,038
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	88,000	71,639
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	66,516
		$289,763
Computer Software – 0.3%
Oracle Corp., 4.9%, 2/06/2033	$22,000	$21,773
Roper Technologies, Inc., 2%, 6/30/2030	89,000	75,582
		$97,355
Conglomerates – 0.4%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$129,000	$125,367
Consumer Products – 0.2%
Kenvue, Inc., 4.9%, 3/22/2033	$60,000	$61,204
Consumer Services – 0.5%
Booking Holdings, Inc., 4.625%, 4/13/2030	$138,000	$138,378
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$147,000	$124,361
Electronics – 0.6%
Broadcom, Inc., 4.3%, 11/15/2032	$63,000	$59,799
Broadcom, Inc., 4.926%, 5/15/2037 (n)	108,000	104,160
		$163,959
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$139,128
Air Lease Corp., 2.875%, 1/15/2032	93,000	78,530
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	76,625
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	72,438
		$366,721
Food & Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$155,024
Diageo Capital PLC, 2.375%, 10/24/2029	200,000	178,329
		$333,353
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$63,053
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	59,995
Marriott International, Inc., 4.625%, 6/15/2030	108,000	106,502
		$229,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.9%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$82,000	$73,866
Corebridge Financial, Inc., 5.75%, 1/15/2034	42,000	43,081
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	139,457
		$256,404
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$38,000	$39,812
Insurance - Property & Casualty – 0.9%
Aon Corp., 4.5%, 12/15/2028	$61,000	$60,420
Aon Corp., 3.75%, 5/02/2029	57,000	54,670
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	77,649
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	85,000	85,106
		$277,845
Machinery & Tools – 0.9%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$198,936
CNH Industrial Capital LLC, 1.875%, 1/15/2026	79,000	74,389
		$273,325
Major Banks – 6.5%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$302,000	$251,768
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	160,000	143,730
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	137,256
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	156,166
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	151,286
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	80,806
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	72,806
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	63,547
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	59,376
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	79,623
JPMorgan Chase & Co., 3.157% to 4/22/2041, FLR (SOFR - 1 day + 1.46%) to 4/22/2042	152,000	117,932
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	131,000	120,231
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	85,229
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	108,381
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	160,783
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	142,194
		$1,931,114
Medical & Health Technology & Services – 1.1%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$76,424
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	174,988
CVS Health Corp., 5.3%, 6/01/2033	85,000	86,128
		$337,540
Metals & Mining – 0.9%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$202,804
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	75,195
		$277,999
Midstream – 1.8%
DCP Midstream Operating, LP, 3.25%, 2/15/2032	$167,000	$144,967
Plains All American Pipeline LP, 3.8%, 9/15/2030	174,000	160,738
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	73,213
Targa Resources Corp., 6.125%, 3/15/2033	138,000	144,410
		$523,328

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 31.1%
Fannie Mae, 3%, 8/01/2046	$31,516	$28,192
Fannie Mae, UMBS, 2%, 4/01/2037 - 7/01/2052	1,038,983	857,690
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 5/01/2052	1,519,928	1,286,685
Fannie Mae, UMBS, 5%, 10/01/2037 - 5/01/2053	167,463	165,448
Fannie Mae, UMBS, 4.5%, 6/01/2038 - 9/01/2052	180,975	175,702
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 11/01/2053	119,671	120,243
Fannie Mae, UMBS, 3%, 5/01/2043 - 8/01/2052	208,816	184,119
Fannie Mae, UMBS, 3.5%, 7/01/2043 - 3/01/2052	114,959	106,245
Fannie Mae, UMBS, 4%, 9/01/2046 - 11/01/2052	149,793	142,034
Fannie Mae, UMBS, 1.5%, 6/01/2051 - 10/01/2051	140,308	107,937
Fannie Mae, UMBS, 6%, 11/01/2052 - 2/01/2053	119,347	121,954
Freddie Mac, UMBS, 2%, 3/01/2037 - 3/01/2052	803,619	657,211
Freddie Mac, UMBS, 3%, 4/01/2037 - 6/01/2052	501,422	445,348
Freddie Mac, UMBS, 2.5%, 5/01/2037 - 6/01/2052	229,871	193,487
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 10/01/2052	161,820	157,077
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 10/01/2052	331,624	304,775
Freddie Mac, UMBS, 1.5%, 3/01/2051	40,277	31,100
Freddie Mac, UMBS, 4%, 7/01/2052 - 1/01/2053	327,825	308,609
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 6/01/2053	246,368	247,761
Freddie Mac, UMBS, 5%, 6/01/2053 - 11/01/2053	149,392	147,450
Freddie Mac, UMBS, 6.5%, 8/01/2053	24,981	25,570
Ginnie Mae, 4.5%, 10/20/2033 - 5/20/2053	378,747	369,132
Ginnie Mae, 5.551%, 9/20/2041	32,728	32,126
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	348,480	311,540
Ginnie Mae, 2%, 3/20/2052 - 6/20/2052	338,886	282,083
Ginnie Mae, 2.5%, 4/20/2052	425,711	368,142
Ginnie Mae, 3.5%, 6/20/2052 - 9/20/2052	270,285	249,244
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	141,136	134,033
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	315,795	313,725
Ginnie Mae, 5.5%, 2/20/2053 - 6/20/2053	266,858	268,668
Ginnie Mae, TBA, 6%, 2/20/2054	50,000	50,763
Ginnie Mae, TBA, 6.5%, 2/20/2054 - 3/20/2054	50,000	51,080
UMBS, TBA, 2%, 2/25/2039 - 3/25/2039	275,000	247,036
UMBS, TBA, 2.5%, 2/25/2039 - 3/25/2054	225,000	199,292
UMBS, TBA, 5%, 3/18/2039	50,000	50,150
UMBS, TBA, 3%, 2/25/2054	275,000	240,668
UMBS, TBA, 3.5%, 2/25/2054 - 3/25/2054	175,000	159,299
UMBS, TBA, 5.5%, 2/25/2054	50,000	50,142
		$9,191,760
Municipals – 0.3%
Rhode Island Student Loan Authority Education Loan Rev., Taxable, 6.081%, 12/01/2042	$95,000	$97,127
Natural Gas - Distribution – 0.3%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$73,249
Network & Telecom – 0.2%
Verizon Communications, Inc., 2.55%, 3/21/2031	$57,000	$48,998
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$74,926
Other Banks & Diversified Financials – 0.5%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$137,992
Pollution Control – 0.6%
Waste Management, Inc., 4.875%, 2/15/2034	$179,000	$180,206

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$62,000	$55,680
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	117,000	88,228
		$143,908
Specialty Stores – 0.3%
Genuine Parts Co., 2.75%, 2/01/2032	$115,000	$96,547
Telecommunications - Wireless – 1.2%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$75,213
Rogers Communications, Inc., 3.8%, 3/15/2032	146,000	132,800
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	62,256
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	72,669
Vodafone Group PLC, 5.625%, 2/10/2053	22,000	22,163
		$365,101
Tobacco – 1.0%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$154,546
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	25,409
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	11,480
Philip Morris International, Inc., 5.125%, 2/15/2030	52,000	52,857
Philip Morris International, Inc., 5.75%, 11/17/2032	48,000	50,239
		$294,531
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$36,000	$42,059
U.S. Treasury Obligations – 21.9%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,288,000	$974,654
U.S. Treasury Bonds, 4%, 11/15/2042	437,000	419,503
U.S. Treasury Bonds, 4.375%, 8/15/2043	150,000	151,078
U.S. Treasury Bonds, 2.25%, 2/15/2052 (f)	1,800,000	1,208,180
U.S. Treasury Bonds, 4%, 11/15/2052	383,000	367,979
U.S. Treasury Notes, 3.875%, 3/31/2025	420,000	416,505
U.S. Treasury Notes, 4.75%, 7/31/2025	2,250,000	2,260,547
U.S. Treasury Notes, 5%, 8/31/2025	400,000	403,703
U.S. Treasury Notes, 4.25%, 12/31/2025	200,000	200,016
U.S. Treasury Notes, 4.375%, 8/31/2028	67,000	68,353
		$6,470,518
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$45,362
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	118,904
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	112,248
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	74,193
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	99,091
		$449,798
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$147,166
Total Bonds		$29,632,489
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 5.4% (v)	1,025,266	$1,025,369

Other Assets, Less Liabilities – (3.6)%		(1,061,444)
Net Assets – 100.0%		$29,596,414

Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,025,369 and $29,632,489, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,330,839, representing 18.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 1/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2	$411,312	March – 2024	$3,710
U.S. Treasury Note 5 yr	Long	USD	25	2,709,766	March – 2024	52,903
U.S. Treasury Ultra Bond 30 yr	Long	USD	1	129,219	March – 2024	8,401
						$65,014
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	4	$467,500	March – 2024	$(16,580)
At January 31, 2024, the fund had liquid securities with an aggregate value of $40,273 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$6,470,518	$—	$6,470,518
Municipal Bonds	—	97,127	—	97,127
U.S. Corporate Bonds	—	6,961,616	—	6,961,616
Residential Mortgage-Backed Securities	—	9,191,760	—	9,191,760
Commercial Mortgage-Backed Securities	—	1,556,649	—	1,556,649
Asset-Backed Securities (including CDOs)	—	2,950,632	—	2,950,632
Foreign Bonds	—	2,404,187	—	2,404,187
Mutual Funds	1,025,369	—	—	1,025,369
Total	$1,025,369	$29,632,489	$—	$30,657,858
Other Financial Instruments
Futures Contracts – Assets	$65,014	$—	$—	$65,014
Futures Contracts – Liabilities	(16,580)	—	—	(16,580)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,202,650	$6,242,837	$6,419,898	$(44)	$(176)	$1,025,369
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$33,306	$—